Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 14 – FAIR VALUE MEASUREMENTS

The Company provides disclosures about assets and liabilities carried at fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and lowest priority to unobservable inputs. The three broad levels of the fair value hierarchy are described below:

Level I:	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.
Level II:

Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by or other means including certified appraisals. If the asset or liability has a specified (contractual) term, the Level II input must be observable for substantially the full term of the asset or liability.

Level III:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following table presents the assets reported on the consolidated statements of financial condition at their fair value as of December 31, 2014 and December 31, 2013, by level within the fair value hierarchy. No liabilities are carried at fair value. As required by the accounting standards, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Equity securities and U.S. Treasury Notes are valued at the closing price reported on the active market on which the individual securities are traded. Obligations of U.S. government corporations and agencies, mortgage-backed securities, asset-backed securities and obligations of states and political subdivisions are valued at observable market data for similar assets.

(Dollars in thousands)	Level I	Level II	Level III	Total

Assets:		December 31, 2014

Securities available-for-sale
U.S. Treasury security	$1,000	$–	$–	$1,000
U.S. Government agencies	–	25,079	–	25,079
Mortgage-backed securities of government agencies	–	48,347	–	48,347
Other mortgage-backed securities	–	141	–	141
Asset-backed securities of government agencies	–	2,604	–	2,604
State and political subdivisions	–	18,267	–	18,267
Corporate bonds	–	4,542	–	4,542

Total debt securities	1,000	98,980	–	99,980
Equity securities	128	–	–	128

Total available-for-sale securities	$1,128	$98,980	$–	$100,108

Assets:		December 31, 2013

Securities available-for-sale
U.S. Treasury security	$997	$–	$–	$997
U.S. Government agencies	–	22,301	–	22,301
Mortgage-backed securities of government agencies	–	54,300	–	54,300
Other mortgage-backed securities	–	235	–	235
Asset-backed securities of government agencies	–	2,775	–	2,775
State and political subdivisions	–	16,447	–	16,447
Corporate bonds	–	4,539	–	4,539

Total debt securities	997	100,597	–	101,594
Equity securities	128	–	–	128

Total available-for-sale securities	$1,125	$100,597	$–	$101,722

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2014 and December 31, 2013, by level within the fair value hierarchy. Impaired loans and other real estate that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral securing the impaired loans include: quoted market prices for identical assets classified as Level I inputs; observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs.

(Dollars in thousands)	Level I	Level II	Level III	Total

Assets measured on a nonrecurring basis:		December 31, 2014

Impaired loans	$–	$–	$9,029	$9,029

Assets measured on a nonrecurring basis:		December 31, 2013

Impaired loans	$–	$–	$9,856	$9,856

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level III inputs to determine fair value:

	Quantitative Information about Level III Fair Value Measurements
	Fair Value	Valuation	Unobservable	Range
(Dollars in thousands)	Estimate	Techniques	Input	(Weighted Average)

			December 31, 2014

		Discounted	Remaining term	2 mos to 28 yrs / (62 mos)
Impaired loans	$6,539	cash flow	Discount rate	3.1% to 8.3% / (4.6%)

		Appraisal of	Appraisal adjustments[2]	–20% to –25% (–24%)
	2,490	collateral[1,3]	Liquidation expense[2]	–10%

			December 31, 2013

		Discounted	Remaining term	3 mos to 29 yrs / (62 mos)
Impaired loans	$8,663	cash flow	Discount rate	7.1% to 12% / (7.5%)

		Appraisal of	Appraisal adjustments[2]	–20% to –25% (–24%)
	1,193	collateral[1,3]	Liquidation expense[2]	–10%

[1]Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various inputs which are not identifiable.

[2]Appraisals may be adjusted by management for qualitative factors such as estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

[3]Includes qualitative adjustments by management and estimated liquidation expenses.